Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Operating activities:
Net income	$ 819	$ 3,651	$ 16,078	$ 7,023	$ 11,658
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	6,841	5,001	7,071	4,805	3,660
Loss on disposal of property and equipment			273	288	5
Gain on conversion of note payable	(200)
Loss on debt extinguishment	1,594
Amortization of deferred financing costs	387	21	28	28	51
Warrant expense related to a merchandise vendor and professional service providers for services rendered			49	228	3
Warrant expense related to professional service providers for services rendered	43	31
Stock-based compensation expense	10,157	839	1,197	2,104	271
Deferred income tax (benefit) expense	7,483	418	56	(716)	(5,027)
Other	(71)	322
Changes in operating assets and liabilities:
Income taxes receivable			20	(20)
Prepaid income taxes	(9,951)	20
Inventories	(45,609)	(30,819)	(12,036)	(10,711)	(2,606)
Prepaid expenses and other assets	(5,008)	(3,872)	(3,270)	(756)	(645)
Accounts payable	16,662	17,376	12,481	3,684	(1,326)
Income taxes payable	(9,139)	1,591	8,998	2,144	127
Accrued salaries and wages	(7,561)	(507)	7,211	544	544
Deferred rent	7,499	6,054	6,997	6,295	2,204
Other accrued expenses	2,207	5,025	1,542	105	308
Net cash provided by (used in) operating activities	(23,847)	5,151	46,695	15,045	9,227
Investing activities:
Capital expenditures	(17,442)	(15,397)	(18,558)	(14,883)	(7,285)
Net cash used in investing activities	(17,442)	(15,397)	(18,558)	(14,883)	(7,285)
Financing activities:
Borrowing under long term note payable				250
Borrowing under Term Loan Facility	100,000
Payments under capital lease agreements					(222)
Repayment of Term Loan Facility	(65,500)
Payment of financing costs	(2,751)			(43)	(50)
Net proceeds from issuance of preferred stock				191,855
Repayment of note payable	(50)
Net proceeds from issuance of common stock	73,259		1,110
Proceeds from exercise of and prepayment related to warrants and options to purchase common stock			33	6,852	127
Repurchase of unvested restricted shares	(17)	(140)	(140)
Dividend paid to common shareholders	99,451			(192,417)
Redemption of warrants				(10,168)
Proceeds from exercise of warrants to purchase common stock	201
Excess tax benefit related to exercise of stock options and warrants	1,550			3,226
Net cash (used in) provided by financing activities	7,241	(140)	1,003	(445)	(145)
Net increase (decrease) in cash and cash equivalents	(34,048)	(10,386)	29,140	(283)	1,797
Cash and cash equivalents at beginning of period	41,293	12,153	12,153	12,436	10,639
Cash and cash equivalents at end of period	7,245	1,767	41,293	12,153	12,436
Supplemental disclosures of cash flow information:
Interest paid			24	53	83
Income taxes paid			$ 1,157	$ 111	$ 47